Stockholders' Equity (Outstanding Stock Options) (Details) (USD $)	12 Months Ended
Dec. 31, 2011 Y
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning of year (in shares)	13,259,245
Granted (in shares)	5,138,070
Exercised (in shares)	(14,060)
Forfeited (in shares)	(1,035,324)
Expired (in shares)	(281,530)
End of year (in shares)	17,066,401
Options exercisable at year-end	6,243,375
Beginning of year, Weighted Average Exercise Price	$ 21.88
Stock Options Granted, Weighted Average Exercise Price	$ 11.28
Stock Options Exercised, Weighted Average Exercise Price	$ 6.66
Stock Options Forfeited, Weighted Average Exercise Price	$ 13.71
Stock Options Expired, Weighted Average Exercise Price	$ 21.47
End of year, Weighted Average Exercise Price	$ 19.21
Options exercisable at year-end, Weighted Average Exercise Price	$ 29.42
End of year, Aggregate Intrinsic Value	$ 0.02
Option exercisable at year-end, Aggregate Intrinsic Value	$ 0.02
End of year, Weighted Average Remaining Contractual Life (in years)	7
Options exercisable at year-end, Weighted Average Remaining Contractual Life (in years)	6